Accounts Payable and Accrued Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities
The components of accounts payable and accrued liabilities are as follows:

	June 30, 2021	December 31, 2020

	(in thousands)
Accounts payable	$4,670	$4,177
Accrued financing cost	4,019	—
Accrued satellite impairment cost	9,904	—
Accrued payroll	2,251	2,577
Other Accrued Expenses	2,226	1,212
Total accounts payable and accrued liabilities	$23,070	$7,966

The components of accounts payable and accrued liabilities are as follows:

	December 31,
	2020	2019
	(in thousands)
Accounts payable	$4,177	$3,011
Accrued expenses	1,212	3,196
Accrued payroll	2,577	1,986

Total accounts payable and accrued liabilities	$7,966	$8,193